Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of operating loss carryforwards
	2022	2021
Deferred income tax assets:	$51,919	$34,912
Valuation allowance	(51,919)	(34,912)
Net total	$-	$-

Schedule of effective income tax rate reconciliation

	2022	2021
Effective Tax Rate Reconciliation:

Federal statutory tax rate	21%	21%
State taxes, net of federal benefit	-%	-%
Change in valuation allowance	(21%)	(21%)
Effective Tax Rate	-%	-%